Segment Information - Additional Information (Detail)	12 Months Ended
	Mar. 31, 2016 Segment Customer	Mar. 31, 2015 Customer	Mar. 31, 2014 Customer
Segment Reporting Information [Line Items]
Number of operating segments | Segment	1
Number of major customers | Customer	3	3	3
Customer One [Member] | Customer Concentration Risk [Member] | Sales Revenue, Net [Member]
Segment Reporting Information [Line Items]
Net sales to customers	20.00%	18.00%	20.40%
Customer Two [Member] | Customer Concentration Risk [Member] | Sales Revenue, Net [Member]
Segment Reporting Information [Line Items]
Net sales to customers	14.10%	14.10%	17.30%
Customer Three [Member] | Customer Concentration Risk [Member] | Sales Revenue, Net [Member]
Segment Reporting Information [Line Items]
Net sales to customers	14.00%	10.30%	13.40%